Related Party Transactions and Balances - Schedule of Balances with Related Parties (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Mr. Tsai Yi Yang [Member]
Schedule of Balances with Related Parties [Line Items]
Relationship	Beneficial owner
Nature	Amount due to a related party
Related Parties Transactions	$ 1,248,212		$ 1,031,203
Mr. Tsai Yi Yang [Member]
Schedule of Balances with Related Parties [Line Items]
Relationship	Beneficial owner
Nature	Rental deposit paid
Related Parties Transactions	$ 2,708		1,527
Ms. Lee Li Mei [Member]
Schedule of Balances with Related Parties [Line Items]
Relationship	Shareholder of the Company
Nature	Rental deposit paid
Related Parties Transactions	$ 2,572		2,320
Ding Yi International Co., Ltd [Member]
Schedule of Balances with Related Parties [Line Items]
Relationship	Controlled by an immediate family member of the beneficial owner
Nature	Account receivables
Related Parties Transactions			68,488
Ding Yi International Co., Ltd [Member]
Schedule of Balances with Related Parties [Line Items]
Relationship	Controlled by an immediate family member of the beneficial owner
Nature	Other receivables
Related Parties Transactions	$ 7,446
Ding Yi International Co., Ltd [Member]
Schedule of Balances with Related Parties [Line Items]
Relationship	Controlled by an immediate family member of the beneficial owner
Nature	Amount due to a related party
Related Parties Transactions	$ 16,135
Ping Shiang Business Corporation [Member]
Schedule of Balances with Related Parties [Line Items]
Relationship	Common UBO
Nature	Account payables
Related Parties Transactions	$ 399,395
Ping Shiang Business Corporation [Member]
Schedule of Balances with Related Parties [Line Items]
Relationship	Common UBO
Nature	Amount due to a related party
Related Parties Transactions	$ 220,687
芳華株式会社 [Member]
Schedule of Balances with Related Parties [Line Items]
Relationship	Common UBO
Nature	Prepayments and other receivables
Related Parties Transactions			45,044
芳華株式会社 [Member]
Schedule of Balances with Related Parties [Line Items]
Relationship	Common UBO
Nature	Trademark assets
Related Parties Transactions	$ 55,811
瀨古酒造株式会社 [Member]
Schedule of Balances with Related Parties [Line Items]
Relationship	Common UBO
Nature	Prepayments and other receivables
Related Parties Transactions	$ 36,398
Xiamen Celtic Culture Communication [Member]
Schedule of Balances with Related Parties [Line Items]
Relationship	Common UBO
Nature	Sales
Related Parties Transactions		$ 83,498
Ping Shiang Business Corporation [Member]
Schedule of Balances with Related Parties [Line Items]
Relationship	Common UBO
Nature	Purchase
Related Parties Transactions	$ 676,392	135,092
Ping Shiang Business Corporation [Member]
Schedule of Balances with Related Parties [Line Items]
Relationship	Common UBO
Nature	Repayment to a related party
Related Parties Transactions	$ 58,919
Ding Yi International Co., Ltd [Member]
Schedule of Balances with Related Parties [Line Items]
Relationship	Controlled by an immediate family member of the beneficial owner
Nature	Sales
Related Parties Transactions	$ 23,659	67,361
Ding Yi International Co., Ltd [Member]
Schedule of Balances with Related Parties [Line Items]
Relationship	Controlled by an immediate family member of the beneficial owner
Nature	Other income
Related Parties Transactions	$ 7,007
Ding Yi International Co., Ltd [Member]
Schedule of Balances with Related Parties [Line Items]
Relationship	Controlled by an immediate family member of the beneficial owner
Nature	Proceeds from a related party
Related Parties Transactions	$ 15,182
Mr. Tsai Yi Yang [Member]
Schedule of Balances with Related Parties [Line Items]
Relationship	Beneficial owner
Nature	Rent paid
Related Parties Transactions	$ 7,644	4,822
Mr. Tsai Yi Yang [Member]
Schedule of Balances with Related Parties [Line Items]
Relationship	Beneficial owner
Nature	Expense paid on behalf
Related Parties Transactions	$ 176,965
Mr. Tsai Yi Yang [Member]
Schedule of Balances with Related Parties [Line Items]
Relationship	Beneficial owner
Nature	Repayment to a related party
Related Parties Transactions	$ 100,133
Mr. Tsai Yi Yang [Member]
Schedule of Balances with Related Parties [Line Items]
Relationship	Beneficial owner
Nature	Proceeds from a related party
Related Parties Transactions	$ 21,657	246,117
Ms. Lee Li Mei [Member]
Schedule of Balances with Related Parties [Line Items]
Relationship	Shareholder of the Company
Nature	Rent paid
Related Parties Transactions	$ 7,261
芳華株式会社 Two [Member]
Schedule of Balances with Related Parties [Line Items]
Relationship	Common UBO
Nature	Prepayment for a trademark
Related Parties Transactions		48,000
瀨古酒造株式会社 [Member]
Schedule of Balances with Related Parties [Line Items]
Relationship	Common UBO
Nature	Prepayment for inventory cost
Related Parties Transactions	$ 34,248